Lease Arrangements - Schedule of Additional Information about Lease (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2019 TWD ($)
Disclosure of quantitative information about leases for lessee [abstract]
Expenses relating to short-term leases	$ 15,832
Expenses relating to leases of low-value assets, excluding short-term leases of low-value assets	$ 315